Off-Balance Sheet Commitments - Additional Information (Detail) € in Millions, $ in Millions				12 Months Ended
	Jan. 11, 2018 EUR (€)	Jan. 07, 2018 USD ($)	Feb. 27, 2017 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Nov. 05, 2015 EUR (€)	Feb. 28, 2014
Disclosure of collaboration agreements [line Items]
Commitments related to r and d relating to projects in research phase				€ 6,800	€ 7,200	€ 6,200
Commitments related to r and d payments contingent upon attainment of sales targets				9,900	10,100	8,200
Total credit facilities				8,000	8,010	€ 8,000
Translate Bio [member] | Vaccines [member]
Disclosure of collaboration agreements [line Items]
Transaction value	€ 805
World Health Organization [member]
Disclosure of collaboration agreements [line Items]
Percentage of pandemic vaccines agreed to transfer								7.50%
Percentage of pandemic vaccines agreed to reserve								7.50%
Impact Biomedicines [member]
Disclosure of collaboration agreements [line Items]
Equity interest						10.00%
Hanmi Pharmaceutical Co Limited [Member]
Disclosure of collaboration agreements [line Items]
Amounts received from partners in collaboration agreements				€ 98	€ 98
Amounts receivable from partners in collaboration agreements							€ 196
Dice Molecules [Member]
Disclosure of collaboration agreements [line Items]
Collaboration period						5 years
Lonza [member] | Joint ventures [member]
Disclosure of collaboration agreements [line Items]
Initial investment in joint venture			€ 300
Percentage shared by partners in construction of facility financing			50.00%
Amounts payable partners in collaboration agreements			€ 800
Share of operating expenses and cost of producion to joint partner payable period			15 years
Celgene Corporation [member] | Major business combination [member] | Impact Biomedicines [member]
Disclosure of collaboration agreements [line Items]
Consideration transferred, acquisition-date fair value | $		$ 7,000
Upfront payment | $		1,100
Variable consideration contingent | $		5,900
Royalty payment received by Sanofi | $		118
Royalty future variable payments entitled to be received by Sanofi | $		$ 776